UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-22044
Investment Company Act File Number
Eaton Vance Risk-Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2010
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certifcation

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Diversified Equity Income Fund	as of March 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.3%

Security	Shares	Value
Aerospace & Defense — 1.7%
General Dynamics Corp.	163,103	$12,591,552
Lockheed Martin Corp.	86,990	7,239,308

		$19,830,860

Air Freight & Logistics — 0.6%
FedEx Corp.	77,536	$7,241,862

		$7,241,862

Beverages — 2.4%
Coca-Cola Co. (The)	204,218	$11,231,990
PepsiCo, Inc.	250,532	16,575,197

		$27,807,187

Biotechnology — 1.4%
Amgen, Inc.(1)	195,928	$11,708,657
Celgene Corp.(1)	72,362	4,483,550

		$16,192,207

Capital Markets — 2.9%
Goldman Sachs Group, Inc.	115,404	$19,691,384
Northern Trust Corp.	132,180	7,304,267
State Street Corp.	145,583	6,571,617

		$33,567,268

Chemicals — 0.5%
Monsanto Co.	82,404	$5,885,294

		$5,885,294

Commercial Banks — 2.9%
PNC Financial Services Group, Inc.	121,185	$7,234,744
U.S. Bancorp	252,579	6,536,745
Wells Fargo & Co.	620,373	19,306,008

		$33,077,497

Commercial Services & Supplies — 1.0%
Waste Management, Inc.	328,266	$11,302,198

		$11,302,198

Communications Equipment — 3.1%
Cisco Systems, Inc.(1)	892,079	$23,220,816
QUALCOMM, Inc.	293,422	12,320,790

		$35,541,606

Computers & Peripherals — 6.1%
Apple, Inc.(1)	125,021	$29,371,184
Hewlett-Packard Co.	341,615	18,156,837
International Business Machines Corp.	178,608	22,906,476

		$70,434,497

Consumer Finance — 0.6%
American Express Co.	154,058	$6,356,433

		$6,356,433

Diversified Financial Services — 5.0%
Bank of America Corp.	1,170,231	$20,888,623
Citigroup, Inc.(1)	855,739	3,465,743
JPMorgan Chase & Co.	732,585	32,783,179

		$57,137,545

Security	Shares	Value
Diversified Telecommunication Services — 2.3%
AT&T, Inc.	658,763	$17,022,436
Verizon Communications, Inc.	320,768	9,950,223

		$26,972,659

Electric Utilities — 1.0%
American Electric Power Co., Inc.	322,093	$11,009,139

		$11,009,139

Electrical Equipment — 1.0%
Emerson Electric Co.	228,650	$11,510,241

		$11,510,241

Electronic Equipment, Instruments & Components — 1.3%
Corning, Inc.	741,613	$14,987,999

		$14,987,999

Energy Equipment & Services — 1.7%
Halliburton Co.	273,409	$8,237,813
Schlumberger, Ltd.	169,943	10,784,583

		$19,022,396

Food & Staples Retailing — 2.4%
CVS Caremark Corp.	223,817	$8,182,750
Wal-Mart Stores, Inc.	350,584	19,492,470

		$27,675,220

Food Products — 1.7%
Kellogg Co.	155,534	$8,310,182
Nestle SA	221,699	11,360,294

		$19,670,476

Health Care Equipment & Supplies — 2.9%
Baxter International, Inc.	180,249	$10,490,492
Boston Scientific Corp.(1)	853,618	6,163,122
Covidien PLC	217,109	10,916,240
Zimmer Holdings, Inc.(1)	104,718	6,199,306

		$33,769,160

Health Care Providers & Services — 1.2%
AmerisourceBergen Corp.	219,005	$6,333,624
Fresenius Medical Care AG & Co. KGaA ADR	122,392	6,873,535

		$13,207,159

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	184,055	$7,156,058
McDonald’s Corp.	204,076	13,615,951

		$20,772,009

Household Products — 3.3%
Colgate-Palmolive Co.	216,207	$18,433,809
Procter & Gamble Co.	312,504	19,772,128

		$38,205,937

Industrial Conglomerates — 2.6%
General Electric Co.	1,630,331	$29,672,024

		$29,672,024

Insurance — 3.6%
Berkshire Hathaway, Inc., Class B(1)	138,067	$11,220,705
Lincoln National Corp.	234,165	7,188,866
MetLife, Inc.	251,867	10,915,916
Prudential Financial, Inc.	190,903	11,549,631

		$40,875,118

Security	Shares	Value
Internet & Catalog Retail — 1.2%
Amazon.com, Inc.(1)	102,097	$13,857,626

		$13,857,626

Internet Software & Services — 0.9%
Google, Inc., Class A(1)	17,638	$10,000,922

		$10,000,922

IT Services — 1.1%
MasterCard, Inc., Class A	51,491	$13,078,714

		$13,078,714

Machinery — 3.1%
Danaher Corp.	144,413	$11,540,043
Deere & Co.	141,894	8,437,017
Illinois Tool Works, Inc.	172,527	8,170,879
PACCAR, Inc.	162,023	7,022,077

		$35,170,016

Media — 0.6%
Walt Disney Co. (The)	208,435	$7,276,466

		$7,276,466

Metals & Mining — 2.8%
BHP Billiton, Ltd. ADR	70,608	$5,671,235
Freeport-McMoRan Copper & Gold, Inc.	69,461	5,802,772
Goldcorp, Inc.	432,348	16,091,993
United States Steel Corp.	77,076	4,895,867

		$32,461,867

Multi-Utilities — 1.9%
PG&E Corp.	261,399	$11,088,546
Public Service Enterprise Group, Inc.	362,570	10,703,066

		$21,791,612

Multiline Retail — 0.9%
Target Corp.	188,145	$9,896,427

		$9,896,427

Oil, Gas & Consumable Fuels — 9.3%
Anadarko Petroleum Corp.	293,847	$21,400,877
Apache Corp.	136,418	13,846,427
Chevron Corp.	333,024	25,253,210
Exxon Mobil Corp.	202,980	13,595,600
Hess Corp.	240,500	15,043,275
Occidental Petroleum Corp.	143,295	12,114,159
Peabody Energy Corp.	122,881	5,615,662

		$106,869,210

Personal Products — 0.5%
Avon Products, Inc.	173,160	$5,864,929

		$5,864,929

Pharmaceuticals — 6.3%
Abbott Laboratories	269,021	$14,172,026
Bristol-Myers Squibb Co.	405,659	10,831,095
Johnson & Johnson	158,853	10,357,216
Merck & Co., Inc.	310,523	11,598,034
Pfizer, Inc.	1,050,795	18,021,134
Teva Pharmaceutical Industries, Ltd. ADR	120,408	7,595,337

		$72,574,842

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 0.7%
AvalonBay Communities, Inc.	43,168	$3,727,557
Boston Properties, Inc.	54,847	4,137,658

		$7,865,215

Road & Rail — 0.6%
CSX Corp.	125,639	$6,395,025

		$6,395,025

Semiconductors & Semiconductor Equipment — 1.9%
ASML Holding NV ADR	329,604	$11,667,981
Intel Corp.	438,653	9,764,416

		$21,432,397

Software — 3.6%
Microsoft Corp.	1,014,959	$29,707,850
Oracle Corp.	463,476	11,906,698

		$41,614,548

Specialty Retail — 4.3%
Best Buy Co., Inc.	244,090	$10,383,589
Gap, Inc. (The)	200,632	4,636,605
Home Depot, Inc.	403,013	13,037,470
Staples, Inc.	465,977	10,899,202
TJX Companies, Inc. (The)	234,259	9,960,693

		$48,917,559

Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	160,476	$11,794,986

		$11,794,986

Tobacco — 1.1%
Philip Morris International, Inc.	234,030	$12,207,005

		$12,207,005

Wireless Telecommunication Services — 0.5%
American Tower Corp., Class A(1)	137,151	$5,844,004

		$5,844,004

Total Common Stocks (identified cost $926,299,853)		$1,116,637,361

Put Options Purchased — 2.6%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	3,035	$1,050	6/19/10	$3,035,000
S&P 500 Index	4,500	1,075	9/18/10	13,455,000
S&P 500 Index	1,950	1,150	12/31/10	13,923,000

Total Put Options Purchased (identified cost $72,789,058)				$30,413,000

Short-Term Investments — 0.9%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.17%(2)	$10,659	$10,659,250

Total Short-Term Investments (identified cost $10,659,250)		$10,659,250

Total Investments — 100.8% (identified cost $1,009,748,161)		$1,157,709,611

Call Options Written — (0.9)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	2,280	$1,160	4/17/10	$(4,423,200)
S&P 500 Index	4,625	1,175	4/17/10	(5,272,500)
S&P 500 Index	900	1,200	4/17/10	(252,000)

Total Call Options Written (premiums received $11,320,428)				$(9,947,700)

Put Options Written — (0.0)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
Bally Technologies, Inc.	1,370	$35	5/22/10	$(48,169)
Clorox Company	1,740	60	5/22/10	(67,721)
Comcast Corp., Class A	7,080	15	4/17/10	(7,080)
Nucor Corp.	1,230	40	5/22/10	(62,828)
Peabody Energy Corp.	1,220	42	5/22/10	(151,524)

Total Put Options Written (premiums received $685,800)				$(337,322)

Other Assets, Less Liabilities — 0.1%				$800,486

Net Assets — 100.0%				$1,148,225,075

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2010. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC and Cash Management Portfolio, another affiliated investment company, for the fiscal year to date ended March 31, 2010 was $3,886 and $0, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$968,651,255

Gross unrealized appreciation	$242,897,992
Gross unrealized depreciation	(53,839,636)

Net unrealized appreciation	$189,058,356

Written call and put options activity for the fiscal year to date ended March 31, 2010 was as follows:

	Number	Premiums
	of Contracts	Received
Outstanding, beginning of period	7,066	$13,135,333
Options written	38,603	44,370,167
Options terminated in closing purchase transactions	(21,056)	(42,541,270)
Options exercised	(1,218)	(2,799,115)
Options expired	(2,950)	(158,887)

Outstanding, end of period	20,445	$12,006,228

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2010, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to purchase index put options below the current value of the index to reduce the Fund’s exposure to market risk and volatility. In buying index put options, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline. The Fund generally intends to write put options on individual stocks below the current value of the individual stock to generate premium income. In writing put options on individual stocks, the Fund in effect, sells protection against decline in the value of the applicable individual stock below the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying individual stock decline below the exercise price.

At March 31, 2010, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $30,413,000 and $10,285,022, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$112,515,073	$—		$—	$112,515,073
Consumer Staples	120,070,460	11,360,294		—	131,430,754
Energy	125,891,606	—		—	125,891,606
Financials	178,879,076	—		—	178,879,076
Health Care	135,743,368	—		—	135,743,368
Industrials	121,122,226	—		—	121,122,226
Information Technology	207,090,683	—		—	207,090,683
Materials	38,347,161	—		—	38,347,161
Telecommunication Services	32,816,663	—		—	32,816,663
Utilities	32,800,751	—		—	32,800,751

Total Common Stocks	$1,105,277,067	$11,360,294	*	$—	$1,116,637,361

Put Options Purchased	$30,413,000	$—		$—	30,413,000
Short-Term Investments	—	10,659,250		—	10,659,250

Total Investments	$1,135,690,067	$22,019,544		$—	$1,157,709,611

Liability Description

Call Options Written	$(9,947,700)	$—		$—	$(9,947,700)
Put Options Written	(337,322)	—		—	(337,322)

Total	$(10,285,022)	$—		$—	$(10,285,022)

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Risk-Managed Diversified Equity Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: May 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: May 24, 2010

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: May 24, 2010